Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Akre Focus ETF
Shareholder Report [Line Items]
Fund Name	Akre Focus ETF
Class Name	Akre Focus ETF
Trading Symbol	AKRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Akre Focus ETF (the “Fund”) for the period of August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
Additional Information Phone Number	1-877-862-9556
Additional Information Website	https://www.akrefund.com/documents-and-forms/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Akre Focus ETF	$90	1.00%
[1]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance for the trailing 12-month period ended July 31, 2026, was -20.13% compared with its benchmark, the S&P 500 Total Return, at 19.56%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
The Fund rebounded strongly since its 52-week low reached on March 27, 2026. Market participants have been rewarding the AI Infrastructure build-out trade and questioning the value of software and information services related businesses such as those owned extensively in our Fund. The result has been a valuation reset despite continued strong underlying fundamentals of our businesses. We disagree with this characterization and believe our portfolio is well aligned with an AI future. We believe our companies are actively embracing AI in ways that fortify existing competitive advantages, including proprietary data, system-of-record status, network effects, and customer intimacy. Our companies have the financial strength to play offense when it comes to AI adoption, including by making acquisitions. We expect the narrative to shift over time as AI demonstrably unlocks value at the application layer where many of our businesses operate.
As of July 31, 2026, our five-year projection for the Fund’s free cash flow per share (“FCFPS”)[1] growth is nearly 16%, at the high end of our historic projection range for the Fund. Valuation expressed as a multiple of FCFPS is just over 18x, near the lows of the last decade. The Fund’s weighted average Free Cash Flow Return on Invested Capital (ROIC) estimate for 2026 stood at approximately 41%, highlighting the portfolio’s strong profitability and low capital intensity. We consider the Fund to be both as fundamentally strong and attractively valued as at any point over the past 10 years.
The top five contributors to performance for the 12-month period ended July 31, 2026, were Mastercard, Airbnb, Visa, Danaher, and ServiceNow.
The top five detractors from performance for the 12-month period ended July 31, 2026, were CoStar Group, Constellation Software, Topicus.com, KKR, and Copart.
For investors, there is no greater challenge than to stay “lashed to the mast” of one’s time-tested process and convictions, especially when those appear deeply misguided in the face of prevailing market realities. We remain lashed to the mast of our process and convictions, bound by our focus on the strong fundamentals and attractive valuations of our portfolio companies.
[1] Free cash flow per share (FCFPS) is calculated by dividing free cash flow by outstanding shares. “Free cash flow” (FCF) represents the cash that a company is able to generate after laying out the money required to maintain and expand its asset base.

Top Contributors
↑	Mastercard, Inc.
↑	Airbnb, Inc.
↑	Visa, Inc.
↑	Danaher Corp.
↑	ServiceNow, Inc.

Top Detractors
↓	CoStar Group, Inc.
↓	Constellation Software, Inc.
↓	Topicus.com, Inc.
↓	KKR & Co., Inc.
↓	Copart, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Akre Focus ETF NAV	-20.13	1.60	11.38
S&P 500 TR	19.56	12.86	15.08
S&P 500 Equal Weight Total Return	19.24	9.08	12.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 24, 2025
Updated Performance Information Location [Text Block]	Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
Net Assets	$ 5,239,346,946
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 81,612,736
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$5,239,346,946
Number of Holdings	18
Net Advisory Fee	$81,612,736
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top Holdings	(% of Net Assets)
Mastercard, Inc. - Class A	14.3%
Constellation Software, Inc./Canada	12.7%
Topicus.com, Inc.	7.3%
Brookfield Corp. - Class A	7.3%
Roper Technologies, Inc.	7.3%
Visa, Inc. - Class A	7.2%
KKR & Co., Inc.	7.2%
Moody’s Corp.	7.0%
Fair Isaac Corp.	6.0%
CoStar Group, Inc.	4.6%

Top Sectors*	(% of Net Assets)
Financials	52.0%
Information Technology	32.1%
Consumer Discretionary	6.6%
Real Estate	4.7%
Industrials	3.9%
Cash & Other	0.7%
[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund that occurred during the reporting period.
On October 24, 2025, after receiving shareholder approval, the Akre Focus Fund (the “Predecessor Fund”), was reorganized within Professionally Managed Portfolios from a mutual fund into an exchange-traded fund (“ETF”), named the Akre Focus ETF. The Predecessor Fund’s expense ratios were 1.33%, 1.06% and 0.98% for the Retail, Institutional and Supra Institutional classes of the mutual fund, respectively. As a result of the reorganization, the Fund now has an expense ratio for all shareholders of 0.98% and is subject to ETF-related risks.
If you are interested in reviewing more detail regarding the reorganization, you may read the N-14 proxy statement/prospectus, which can be found here: https://www.akrefund.com/documents/aff-etf-n-14-filing/.

Material Fund Change Expenses [Text Block]	The Predecessor Fund’s expense ratios were 1.33%, 1.06% and 0.98% for the Retail, Institutional and Supra Institutional classes of the mutual fund, respectively. As a result of the reorganization, the Fund now has an expense ratio for all shareholders of 0.98% and is subject to ETF-related risks.
Updated Prospectus Web Address	https://www.akrefund.com/documents/aff-etf-n-14-filing/

[1]
†	Effective at the close of business on October 24, 2025, the Fund acquired all the assets and liabilities of the Akre Focus Fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”). Effective October 10, 2025, the Retail Class shares and the Supra Institutional Class shares of the Predecessor Fund were converted into the Institutional Class shares of the Predecessor Fund (the “Share Class Consolidation”). The expense ratio presented reflects the accounting history of the Institutional Class of the Predecessor Fund prior to the Reorganization. Due to differing fee structures, Retail Class shareholders experienced higher expenses and Supra Institutional Class shareholders experienced lower expenses prior to their consolidation into the Institutional Class on October 10, 2025.

[2]
*	The securities in the portfolio have been classified into industries utilizing their respective Global Industry Classification Standard (“GICS®”) code. In cases where Akre Capital Management, LLC (the “Adviser”) has determined that a holding is misclassified by GICS®, or has not been classified by GICS®, a Fund-determined GICS® framework classification will be utilized. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.